OTHER ASSETS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Current:
Deposit	$ 41,222		$ 57,932
Prepaid withholding tax	32,276		3,239
Staff advances	5,734		17,667
Others	81,098		56,641
Total	160,330	$ 20,641	135,479
Non-current:
Refundable deposit	1,640,742		932,899
Property and equipment, net	187,584		124,964
Deferred tax assets	111,871		96,820
Intangible assets, net	85,644		72,071
Total	$ 2,025,841	$ 260,803	$ 1,226,754